Depreciation and amortisation - Summary of Depreciation And Amortisation (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Depreciation and amortisation expense [abstract]
Depreciation of property, plant and equipment (refer Note 5)	₨ 14,032	$ 171	₨ 12,198	₨ 10,615
Amortisation of intangible assets (refer Note 6)	1,464	18	1,305	1,166
Depreciation of right of use assets (refer Note 7)	405	5	261	245
Total	₨ 15,901	$ 193	₨ 13,764	₨ 12,026